UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Diversified International Fund

Dreyfus Global Infrastructure Fund

Dreyfus Global Real Estate Securities Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Diversified International Fund
January 31, 2018 (Unaudited)

Description	Shares		Value ($)
Registered Investment Companies - 98.9%
Foreign Equity - 98.9%
Dreyfus Emerging Markets Fund, Cl. Y	3,935,969	[a]	47,349,705
Dreyfus International Equity Fund, Cl. Y	8,500,824	[a,b]	368,255,682
Dreyfus International Small Cap Fund,
Cl. Y	3,981,609	[a]	71,430,063
Dreyfus/Newton International Equity
Fund, Cl. Y	10,209,232	[a,b]	238,079,299
International Stock Fund, Cl. Y	11,087,203	[a]	213,872,142
Total Investments (cost $633,430,637)	98.9%		938,986,891
Cash and Receivables (Net)	1.1%		10,782,619
Net Assets	100.0%		949,769,510

[a]	Investment in affiliated mutual fund.
[b]

The fund's investment in the Dreyfus International Equity Fund and Dreyfus/Newton International Equity Fund represents 38.8% and 25.1%, respectively, of the fund's net assets. Both funds seek to provide long-term capital appreciation.

STATEMENT OF INVESTMENTS
Dreyfus Diversified International Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Registered Investment
Companies	938,986,891	-	-	938,986,891

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before

NOTES

the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2018, accumulated net unrealized appreciation on investments was $305,556,254, consisting of $305,556,254 gross unrealized appreciation and $0 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Infrastructure Fund
January 31, 2018 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 99.4%
Australia - 8.0%
APA Group	26,610	172,826
Macquarie Atlas Roads Group	77,682	359,303
Sydney Airport	145,140	796,457
Transurban Group	89,540	867,261
		2,195,847
Canada - 10.5%
Canadian National Railway	2,500	200,366
Canadian Pacific Railway	1,190	220,334
Enbridge	19,890	728,168
Fortis	8,010	283,020
Pembina Pipeline	16,410	559,408
TransCanada	19,060	877,535
		2,868,831
France - 2.0%
Aeroports de Paris	1,380	286,643
Eiffage	1,270	153,988
Eutelsat Communications	4,750	104,502
		545,133
Germany - .7%
Fraport Frankfurt Airport Services
Worldwide	1,540	182,099
Hong Kong - 2.3%
CK Infrastructure Holdings	8,017	71,380
CLP Holdings	19,401	198,036
Hong Kong & China Gas	69,679	137,707
Hopewell Highway Infrastructure	71,018	43,577
MTR	8,160	46,732
Power Assets Holdings	16,701	148,486
		645,918
Italy - 6.7%
Atlantia	36,810	1,219,322
Enel	26,530	168,316
Italgas	37,578	232,063
Snam	30,690	149,327
Terna Rete Elettrica Nazionale	13,740	82,702
		1,851,730
Japan - 4.5%
Chubu Electric Power	9,200	115,411
East Japan Railway	3,400	337,758

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Japan - 4.5% (continued)
Kansai Electric Power	7,200		89,266
Kyushu Electric Power	17,500		191,399
Okinawa Electric Power	2,300		58,506
Osaka Gas	3,500		69,346
Tokyo Electric Power Co. Holdings	15,600	[a]	63,160
Tokyo Gas	6,800		161,513
West Japan Railway	2,000		149,785
			1,236,144
New Zealand - .5%
Auckland International Airport	28,190		139,086
Singapore - .6%
Hutchison Port Holdings Trust	370,657		153,823
South Korea - .5%
Korea Electric Power	2,930		98,092
Korea Gas	918	[a]	42,425
			140,517
Spain - 8.1%
Abertis Infraestructuras	38,460		932,086
Aena SME	4,900	[b]	1,067,373
Cellnex Telecom	3,610	[b]	97,484
Red Electrica	5,333		113,024
			2,209,967
Switzerland - 1.1%
Flughafen Zurich	1,170		298,172
United Kingdom - 3.3%
Centrica	64,834		122,847
Inmarsat	11,480		75,713
National Grid	48,842		558,046
Severn Trent	5,688		157,767
			914,373
United States - 50.6%
American Electric Power	11,400		784,092
American Tower	8,800	[c]	1,299,760
Aqua America	9,600		347,616
Atmos Energy	1,330		110,257
Avangrid	3,460		168,571
CenterPoint Energy	4,920		138,646
CMS Energy	9,100		407,225
Crown Castle International	3,620	[c]	408,227
CSX	7,220		409,879
Dominion Energy	11,540		882,118
DTE Energy	2,317		244,768
Duke Energy	4,790		376,015
Edison International	2,010		125,685

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
United States - 50.6% (continued)
Entergy	2,340		184,135
Eversource Energy	1,940		122,395
FirstEnergy	3,700		121,730
Great Plains Energy	6,809		211,896
Kansas City Southern	560		63,353
Kinder Morgan	17,860		321,123
Macquarie Infrastructure	3,900		258,765
NextEra Energy	9,270		1,468,553
NiSource	13,950		344,286
Norfolk Southern	2,540		383,235
ONEOK	8,710		512,671
PG&E	6,419		272,358
Pinnacle West Capital	3,920		313,404
PPL	11,620		370,329
Public Service Enterprise Group	9,136		473,884
SBA Communications	860	[a,c]	150,070
SCANA	1,744		70,876
Sempra Energy	4,620		494,432
Southern	9,990		450,649
Union Pacific	2,470		329,745
Williams Cos.	20,220		634,706
Xcel Energy	10,630		485,153
Zayo Group Holdings	3,720	[a]	136,524
			13,877,131
Total Common Stocks (cost $24,630,486)			27,258,771

Other Investment - .7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $204,203)	204,203	[d]	204,203
Total Investments (cost $24,834,689)	100.1%		27,462,974
Liabilities, Less Cash and Receivables	(.1%)		(25,357)
Net Assets	100.0%		27,437,617

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities were valued at $1,164,857 or 4.25% of net assets.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Global Infrastructure Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic
Common Stocks	13,877,131	-	-	13,877,131
Equity Securities - Foreign Common
Stocks	13,381,640	-	-	13,381,640
Registered Investment Company	204,203	-	-	204,203
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	328	-	328
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	(193)	-	(193)

†	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Global Infrastructure Fund
January 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Northern Trust Bank
		United States
Canadian Dollar	406,000	Dollar	329,778	2/1/18	303
		United States
Euro	215,500	Dollar	267,531	2/2/18	25
United States
Dollar	191,051	Swiss Franc	178,000	2/2/18	(193)
Gross Unrealized Appreciation					328
Gross Unrealized Depreciation					(193)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those

NOTES

dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2018, accumulated net unrealized appreciation on investments was $2,628,285, consisting of $3,223,620 gross unrealized appreciation and $595,335 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Estate Securities Fund
January 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Australia - 5.6%
Dexus	1,007,975		7,740,533
Goodman Group	762,021		4,967,566
GPT Group	1,957,400		7,933,700
Mirvac Group	1,520,800		2,696,019
National Storage REIT	1,701,710		2,056,861
Scentre Group	4,428,380		14,808,845
			40,203,524
Belgium - .4%
Aedifica	32,860		3,161,812
Canada - 2.3%
Allied Properties Real Estate Investment
Trust	78,960		2,654,468
Boardwalk Real Estate Investment Trust	160,590		5,809,963
First Capital Realty	210,820		3,525,665
SmartCentres Real Estate Investment
Trust	172,410		4,240,165
			16,230,261
France - 3.4%
Gecina	52,930		10,330,498
Unibail-Rodamco	53,780		13,794,880
			24,125,378
Germany - 5.3%
Aroundtown	713,310		5,743,215
Deutsche Wohnen	589,640		26,647,417
Vonovia	115,390		5,688,986
			38,079,618
Hong Kong - 8.5%
CK Asset Holdings	1,286,000		12,272,043
Hang Lung Properties	1,161,600		3,073,782
Henderson Land Development	6,000		41,955
Hongkong Land Holdings	796,500		5,734,800
Link REIT	899,300		7,955,304
New World Development	3,366,000		5,447,458
Sino Land	1,673,000		3,083,950
Sun Hung Kai Properties	800,000		13,898,104
Swire Properties	1,156,600		4,043,772
Wharf Real Estate Investment	721,200	[a]	4,983,076
			60,534,244

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Ireland - .8%
Green REIT	2,896,990		5,726,073
Japan - 10.6%
Activia Properties	1,273		5,661,276
Advance Residence Investment	1,450		3,718,970
GLP J-REIT	2,944		3,414,037
Hulic Reit	1,794		2,813,344
Japan Retail Fund Investment	1,716		3,418,796
Kenedix Office Investment	740		4,670,331
Kenedix Retail REIT	1,398		3,157,890
LaSalle Logiport REIT	659		711,698
Mitsubishi Estate	619,700		11,855,303
Mitsui Fudosan	583,100		15,262,510
Mori Hills REIT Investment	2,221		2,789,220
Orix JREIT	3,977		6,123,786
Sumitomo Realty & Development	202,000		7,745,461
Tokyo Tatemono	211,000		3,384,272
United Urban Investment	700		1,106,073
			75,832,967
Norway - .6%
Entra	270,880	[b]	4,097,161
Singapore - 2.4%
CapitaLand	2,203,600		6,450,544
CapitaLand Mall Trust	2,487,900		3,982,764
CDL Hospitality Trusts	1,550,000		2,150,480
Keppel REIT	2,014,400		1,980,924
Mapletree Logistics Trust	2,908,958		3,038,018
			17,602,730
Spain - .9%
Inmobiliaria Colonial Socimi	557,950		6,231,079
Sweden - 1.7%
Fabege	257,380		5,627,809
Hufvudstaden, Cl. A	204,940		3,297,807
Wihlborgs Fastigheter	128,510		3,126,355
			12,051,971
United Kingdom - 5.2%
Assura	4,320,800		3,779,090
Empiric Student Property	2,116,900		2,644,998
Great Portland Estates	589,637		5,567,352
Land Securities Group	776,710		11,047,964
Segro	777,540		6,418,597
Tritax Big Box REIT	2,154,380		4,560,813
UNITE Group	267,230		3,024,028
			37,042,842

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
United States - 51.5%
Alexandria Real Estate Equities	96,143	[c]	12,469,747
American Homes 4 Rent, Cl. A	535,064	[c]	11,123,981
Americold Realty Trust	150,400	[c]	2,749,312
AvalonBay Communities	126,540	[c]	21,562,416
Boston Properties	109,100	[c]	13,496,761
Camden Property Trust	88,510	[c]	7,661,426
Columbia Property Trust	188,680	[c]	4,130,205
Corporate Office Properties Trust	166,740	[c]	4,552,002
CubeSmart	580,760	[c]	15,988,323
CyrusOne	112,260	[c]	6,476,279
DDR	424,600	[c]	3,447,752
Douglas Emmett	92,250	[c]	3,567,308
Duke Realty	323,250	[c]	8,537,032
Equinix	17,080	[c]	7,774,645
Essex Property Trust	28,920	[c]	6,737,782
GGP	373,929	[c]	8,611,585
HCP	503,550	[c]	12,125,484
Healthcare Trust of America, Cl. A	473,910	[c]	13,084,655
Highwoods Properties	161,010	[c]	7,709,159
Hilton Worldwide Holdings	97,730		8,370,575
Invitation Homes	392,520	[c]	8,827,775
Iron Mountain	202,680	[c]	7,099,880
JBG SMITH Properties	84,620	[c]	2,855,925
Kilroy Realty	94,880	[c]	6,766,842
Kimco Realty	364,040	[c]	5,791,876
LaSalle Hotel Properties	229,800	[c]	7,018,092
Mack-Cali Realty	413,460	[c]	8,298,142
Medical Properties Trust	325,820	[c]	4,261,726
Park Hotels & Resorts	251,470	[c]	7,269,998
Prologis	353,310	[c]	23,004,014
Public Storage	23,930	[c]	4,684,537
Regency Centers	124,390	[c]	7,825,375
Simon Property Group	181,980	[c]	29,730,073
STAG Industrial	217,101	[c]	5,496,997
STORE Capital	256,650	[c]	6,290,492
Sun Communities	90,380	[c]	8,029,359
Sunstone Hotel Investors	309,810	[c]	5,220,299
UDR	243,820	[c]	8,906,745
Urban Edge Properties	203,540	[c]	4,758,765
VEREIT	1,333,850	[c]	9,603,720
Vornado Realty Trust	128,310	[c]	9,197,261
Welltower	128,700	[c]	7,718,139
			368,832,461
Total Common Stocks (cost $607,206,640)			709,752,121

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - .8%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $5,385,808)	5,385,808 [d]	5,385,808
Total Investments (cost $612,592,448)	100.0%	715,137,929
Cash and Receivables (Net)	.0%	303,205
Net Assets	100.0%	715,441,134

REIT—Real Estate Investment Trust

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities were valued at $4,097,161 or .57% of net assets.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Estate Securities Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic
Common Stocks	368,832,461	-	-	368,832,461
Equity Securities - Foreign Common
Stocks	340,919,660	-	-	340,919,660
Registered Investment Company	5,385,808	-	-	5,385,808
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts†	-	515	-	515
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts†	-	(64)	-	(64)

†	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Global Real Estate Securities Fund
January 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Deutsche Bank
		United States
Euro	235,000	Dollar	291,691	2/2/18	75
		United States
Singapore Dollar	31,000	Dollar	23,628	2/2/18	4
Northern Trust Bank
		United States
Canadian Dollar	500,000	Dollar	406,068	2/1/18	436
Hong Kong		United States
Dollars	1,650,000	Dollar	210,989	2/1/18	(63)
Hong Kong		United States
Dollars	46,000	Dollar	5,881	2/2/18	(1)
Gross Unrealized Appreciation					515
Gross Unrealized Depreciation					(64)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2018, accumulated net unrealized appreciation on investments was $102,545,481, consisting of $116,609,207 gross unrealized appreciation and $14,063,726 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 15, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 15, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)